Note 23 (Tables)	12 Months Ended
Dec. 31, 2022
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Table Text Block]
The most significant provisions recognized by consolidated insurance subsidiaries with respect to insurance policies issued by them are under the heading “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets. The breakdown of the balance under this heading is as follows:

Technical reserves (Millions of Euros)
	2022	2021	2020
Mathematical reserves	10,396	9,495	8,731
Individual life insurance (1)	8,682	7,265	6,268
Group insurance (2)	1,714	2,230	2,463
Provision for unpaid claims reported	612	706	672
Provisions for unexpired risks and other provisions	839	664	548
Total	11,848	10,865	9,951
(1) Provides coverage in the event of death, disability and serious illness.
(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of their employees.

Maturity of liabilities under insurance and reinsurance contracts [Table Text Block]
The cash flows of those “Liabilities under insurance and reinsurance contracts” are shown below:

Maturity (Millions of Euros). Liabilities under insurance and reinsurance contracts
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2022	2,264	732	1,836	7,016	11,848
2021	1,808	290	1,664	7,103	10,865
2020	1,227	950	1,616	6,158	9,951

Mathematical reserves [Table Text Block]
The table below shows the key assumptions as of December 31, 2022, 2021 and 2020 used in the calculation of the mathematical reserves for insurance products in Spain and Mexico, respectively:

Mathematical reserves
	2022				2021				2020
	Mortality table		Average technical interest rate		Mortality table		Average technical interest rate		Mortality table		Average technical interest rate
	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico
Individual life insurance (1)	GRMF 80-2, GKM 80 / GKMF 95, PASEM, GKMF 80/95, PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual Table of CNSF M 2013	0.25%- 2.85%	4.30%	GRMF 80-2, GKM 80 / GKMF 95, PASEM, GKMF 80/95, PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.24%- 2.85%	3.60%	GRMF 80-2, GKM 80 / GKMF 95, PASEM, GKMF 80/95, PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.25%- 2.87%	2.50%
Group insurance (2)	PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%	PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%	PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%
(1) Provides coverage in the case of one or more of the following events: death, disability and / or serious illness.
(2) Insurance policies purchased by companies (other than BBVA Group entities) on behalf of their employees.